Shareholder Fees - Volumetric Fund	Dec. 31, 2024
Prospectus [Line Items]
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed on shares redeemed within 7 calendar days of initial purchase)	2.00%